Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Terrence A. Duffy[1] ($)	Compensation Actually Paid to Terrence A. Duffy[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Cash Earnings[5] ($ Millions)
					TSR ($)	Peer Group TSR ($)

2025	$23,394,854	$38,204,401	$3,724,892	$5,894,420	$181.29	$164.59	$4,072	$4,238
2024	23,945,589	26,813,826	3,425,778	3,983,777	151.29	152.01	3,526	3,865
2023	23,468,000	34,175,281	3,803,969	4,637,219	131.06	126.59	3,226	3,573
2022	22,943,077	12,471,976	3,408,739	1,212,892	99.82	103.97	2,691	3,088
2021	22,924,737	26,891,265	3,321,407	4,505,841	129.46	119.73	2,637	2,583

Company Selected Measure Name	cash earnings
Named Executive Officers, Footnote	Terrence A. Duffy was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2021	2022	2023	2024	2025

John W. Pietrowicz	John W. Pietrowicz	Lynne C. Fitzpatrick	Lynne C. Fitzpatrick	Lynne C. Fitzpatrick
Kevin D. Kometer	Julie Holzrichter	Julie Holzrichter	Derek L. Sammann	Derek L. Sammann
Julie Holzrichter	Sean P. Tully	Derek L. Sammann	Julie M. Winkler	Julie M. Winkler
Sunil K. Cutinho	Sunil K. Cutinho	Sunil K. Cutinho	Sunil K. Cutinho	Sunil K. Cutinho
John W. Pietrowicz

Peer Group Issuers, Footnote	The "Peer Group TSR" set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the custom group of peer companies used in our performance graph, respectively. The custom peer group consists of: Cboe Global Markets Inc, Deutsche Boerse Ag, Intercontinental Exchange Inc, London Stock Exchange Group Plc and Nasdaq Inc. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 23,394,854	$ 23,945,589	$ 23,468,000	$ 22,943,077	$ 22,924,737
PEO Actually Paid Compensation Amount	$ 38,204,401	26,813,826	34,175,281	12,471,976	26,891,265
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board ASC Topic 718. Amounts in the "Exclusion of Stock Awards" column are the amounts from the "Stock Awards" column set forth in the Summary Compensation Table. Amounts in the "Exclusion of Change in Pension Value" column reflect the amounts attributable to the "Change in Pension Value" reported in the Summary Compensation Table. Amounts in the "Inclusion of Pension Service Cost" are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Terrence A. Duffy ($)	Exclusion of Change in Pension Value for Terrence A. Duffy ($)	Exclusion of Stock Awards for Terrence A. Duffy ($)	Inclusion of Pension Service Cost for Terrence A. Duffy ($)	Inclusion of Equity Values for Terrence A. Duffy ($)	Compensation Actually Paid to Terrence A. Duffy ($)

2025	23,394,854	(56,690)	(13,319,860)	25,361	28,160,736	38,204,401
2024	23,945,589	(58,832)	(13,512,333)	26,185	16,413,217	26,813,826
2023	23,468,000	(55,146)	(12,594,380)	24,427	23,332,380	34,175,281
2022	22,943,077	(36,092)	(12,530,269)	25,060	2,070,200	12,471,976
2021	22,924,737	(35,942)	(11,563,324)	24,198	15,541,596	26,891,265

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,724,892	(54,153)	(1,935,770)	21,532	4,137,919	5,894,420
2024	3,425,778	(20,778)	(1,773,691)	21,469	2,330,999	3,983,777
2023	3,803,969	(65,419)	(2,082,032)	21,610	2,959,091	4,637,219
2022	3,408,739	0	(1,703,264)	26,028	(518,610)	1,212,892
2021	3,321,407	(28,338)	(1,951,311)	24,227	3,139,856	4,505,841
The amounts in the "Inclusion of Equity Values" in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Terrence A. Duffy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Terrence A. Duffy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Terrence A. Duffy ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Terrence A. Duffy ($)	Total - Inclusion of Equity Values for Terrence A. Duffy ($)

2025	7,354,433	13,762,625	6,358,969	684,709	0	0	28,160,736
2024	7,395,740	2,137,573	6,566,926	312,978	0	0	16,413,217
2023	6,481,849	10,556,378	6,294,153	0	0	0	23,332,380
2022	6,530,171	(9,033,730)	5,461,954	(888,195)	0	0	2,070,200
2021	12,602,892	2,049,192	0	889,511	0	0	15,541,596

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,992,982	1,950,651	0	194,286	0	0	4,137,919
2024	1,832,803	428,204	0	69,992	0	0	2,330,999
2023	1,547,777	1,525,158	0	148,101	(261,945)	0	2,959,091
2022	1,630,119	(2,021,505)	0	(127,224)	0	0	(518,610)
2021	2,126,740	744,382	0	268,733	0	0	3,139,856

Non-PEO NEO Average Total Compensation Amount	$ 3,724,892	3,425,778	3,803,969	3,408,739	3,321,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,894,420	3,983,777	4,637,219	1,212,892	4,505,841
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board ASC Topic 718. Amounts in the "Exclusion of Stock Awards" column are the amounts from the "Stock Awards" column set forth in the Summary Compensation Table. Amounts in the "Exclusion of Change in Pension Value" column reflect the amounts attributable to the "Change in Pension Value" reported in the Summary Compensation Table. Amounts in the "Inclusion of Pension Service Cost" are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Terrence A. Duffy ($)	Exclusion of Change in Pension Value for Terrence A. Duffy ($)	Exclusion of Stock Awards for Terrence A. Duffy ($)	Inclusion of Pension Service Cost for Terrence A. Duffy ($)	Inclusion of Equity Values for Terrence A. Duffy ($)	Compensation Actually Paid to Terrence A. Duffy ($)

2025	23,394,854	(56,690)	(13,319,860)	25,361	28,160,736	38,204,401
2024	23,945,589	(58,832)	(13,512,333)	26,185	16,413,217	26,813,826
2023	23,468,000	(55,146)	(12,594,380)	24,427	23,332,380	34,175,281
2022	22,943,077	(36,092)	(12,530,269)	25,060	2,070,200	12,471,976
2021	22,924,737	(35,942)	(11,563,324)	24,198	15,541,596	26,891,265

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,724,892	(54,153)	(1,935,770)	21,532	4,137,919	5,894,420
2024	3,425,778	(20,778)	(1,773,691)	21,469	2,330,999	3,983,777
2023	3,803,969	(65,419)	(2,082,032)	21,610	2,959,091	4,637,219
2022	3,408,739	0	(1,703,264)	26,028	(518,610)	1,212,892
2021	3,321,407	(28,338)	(1,951,311)	24,227	3,139,856	4,505,841
The amounts in the "Inclusion of Equity Values" in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Terrence A. Duffy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Terrence A. Duffy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Terrence A. Duffy ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Terrence A. Duffy ($)	Total - Inclusion of Equity Values for Terrence A. Duffy ($)

2025	7,354,433	13,762,625	6,358,969	684,709	0	0	28,160,736
2024	7,395,740	2,137,573	6,566,926	312,978	0	0	16,413,217
2023	6,481,849	10,556,378	6,294,153	0	0	0	23,332,380
2022	6,530,171	(9,033,730)	5,461,954	(888,195)	0	0	2,070,200
2021	12,602,892	2,049,192	0	889,511	0	0	15,541,596

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,992,982	1,950,651	0	194,286	0	0	4,137,919
2024	1,832,803	428,204	0	69,992	0	0	2,330,999
2023	1,547,777	1,525,158	0	148,101	(261,945)	0	2,959,091
2022	1,630,119	(2,021,505)	0	(127,224)	0	0	(518,610)
2021	2,126,740	744,382	0	268,733	0	0	3,139,856

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN PEO AND OTHER NEOS COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TOTAL SHAREHOLDER RETURN
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company's and Peer Group's cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN PEO AND OTHER NEOS COMPENSATION ACTUALLY PAID AND CASH EARNINGS
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Cash Earnings during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN PEO AND OTHER NEOS COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TOTAL SHAREHOLDER RETURN
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company's and Peer Group's cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table

Cash Earnings
Relative TSR
Net Income Margin

Total Shareholder Return Amount	$ 181.29	151.29	131.06	99.82	129.46
Peer Group Total Shareholder Return Amount	164.59	152.01	126.59	103.97	119.73
Net Income (Loss)	$ 4,072,000,000	$ 3,526,000,000	$ 3,226,000,000	$ 2,691,000,000	$ 2,637,000,000
Company Selected Measure Amount	4,238,000,000	3,865,000,000	3,573,000,000	3,088,000,000	2,583,000,000
PEO Name	Terrence A. Duffy
Additional 402(v) Disclosure	The amounts shown for "Compensation Actually Paid" have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company's NEOs. These amounts reflect the "Total" from the Summary Compensation Table with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Cash Earnings
Non-GAAP Measure Description	We determined cash earnings to be the most important financial performance measure used to link company performance to "Compensation Actually Paid" to our PEO and Non-PEO NEOs in 2025. More information about cash earnings can be found in the annual bonus section of the Compensation Discussion and Analysis beginning on page 70.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income Margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,690)	$ (58,832)	$ (55,146)	$ (36,092)	$ (35,942)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,361	26,185	24,427	25,060	24,198
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,319,860)	(13,512,333)	(12,594,380)	(12,530,269)	(11,563,324)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,160,736	16,413,217	23,332,380	2,070,200	15,541,596
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,354,433	7,395,740	6,481,849	6,530,171	12,602,892
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,762,625	2,137,573	10,556,378	(9,033,730)	2,049,192
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,358,969	6,566,926	6,294,153	5,461,954	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,709	312,978	0	(888,195)	889,511
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,153)	(20,778)	(65,419)	0	(28,338)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,532	21,469	21,610	26,028	24,227
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,935,770)	(1,773,691)	(2,082,032)	(1,703,264)	(1,951,311)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,137,919	2,330,999	2,959,091	(518,610)	3,139,856
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,992,982	1,832,803	1,547,777	1,630,119	2,126,740
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,950,651	428,204	1,525,158	(2,021,505)	744,382
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,286	69,992	148,101	(127,224)	268,733
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(261,945)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0